UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9391

The Forester Funds, Inc

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois 60045

(Address of principal executive offices)

 (Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: 224-544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Forester Value Fund Class N

3M COMPANY

Ticker Symbol:MMM	Cusip Number:88579Y101
Record Date: 3/12/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ALLSTATE

Ticker Symbol:ALL	Cusip Number:020002101
Record Date: 3/19/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ALTRIA GROUP

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 3/29/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

AMERICAN ELECTRIC POWER

Ticker Symbol:AEP	Cusip Number:025537101
Record Date: 3/1/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

AON

Ticker Symbol:AON	Cusip Number:037389103
Record Date: 3/24/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

AT&T

Ticker Symbol:T	Cusip Number:00206R102
Record Date: 3/2/2010	Meeting Date: 4/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

BEST BUY CO

Ticker Symbol:BBY	Cusip Number:086516101
Record Date: 4/27/2010	Meeting Date: 6/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	Vote with Management	For	Issuer	For	With

BRISTOL MYERS SQUIBB

Ticker Symbol:BMY	Cusip Number:110122110
Record Date: 3/11/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

CHEVRON

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 4/1/2010	Meeting Date: 5/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

CONOCO PHILLIPS

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

CVS CAREMARK

Ticker Symbol:CVS	Cusip Number:126650100
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

DOMINION RESOURCES

Ticker Symbol:D	Cusip Number:25746U109
Record Date: 3/12/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ELI LILLY

Ticker Symbol:LLY	Cusip Number:532457108
Record Date: 2/12/2010	Meeting Date: 4/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

GENERAL DYNAMICS

Ticker Symbol:GD	Cusip Number:39550108
Record Date: 3/8/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

HEWLETT-PACKARD

Ticker Symbol:HPQ	Cusip Number:428236103
Record Date: 1/19/2010	Meeting Date: 3/17/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECT DIRECTOR: ML ANDREESEN	For	Issuer	For	With
1B	ELECT DIRECTOR: LT BABBIO, JR	For	Issuer	For	With
1C	ELECT DIRECTOR: SM BALDAUF	For	Issuer	For	With
1D	ELECT DIRECTOR: RL GUPTA	For	Issuer	For	With
1E	ELECT DIRECTOR: JH HAMMERGREN	For	Issuer	For	With
1F	ELECT DIRECTOR: MV HURD	For	Issuer	For	With
1G	ELECT DIRECTOR: JZ HYATT	For	Issuer	For	With
1H	ELECT DIRECTOR: JR JOYCE	For	Issuer	For	With
1I	ELECT DIRECTOR: RL RYAN	For	Issuer	For	With
1J	ELECT DIRECTOR: LS SALAHANY	For	Issuer	For	With
1K	ELECT DIRECTOR: GK THOMPSON	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIMR FOR FY 10/31/2010	For	Issuer	For	With
3	PROPOSAL TO APPROVE THE AMENDED AND RESTATED HP 2004 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	PROPOSAL TO CONDUCT AN ANNUAL ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	AUTHORIZE THE REISSUE PRICE RANGE OF TREASURY SHARES.	For	Issuer	For	With

HONEYWELL

Ticker Symbol:HON	Cusip Number:438516106
Record Date: 2/26/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

HUMANA

Ticker Symbol:HUM	Cusip Number:444859102
Record Date: 2/26/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ISCHARES MSCI EAFE INDEX FUND

Ticker Symbol:EFA	Cusip Number:464287465
Record Date: 8/25/2009	Meeting Date: 11/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Approve a new investment advisory agreement between each company on behalf of each of its funds, and Barclays Global Fund Advisors.	For	Issuer	For	With

ISHARE MSCI EAFE INDEX FUND

Ticker Symbol:EFA	Cusip Number:464287465
Record Date: 8/25/2009	Meeting Date: 11/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Recommendation of the Board of Directors	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/23/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

JOHNSON CONTROLS

Ticker Symbol:JCI	Cusip Number:478366107
Record Date: 11/19/2009	Meeting Date: 1/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election For all nominees	For	Issuer	For	With
2	Ratification of Pricewaterhousecoopers as independent auditors	For	Issuer	For	With
3	Consideration of a shareholder proposal to adopt a majority vote standard	Against	Issuer	Against	With

KRAFT

Ticker Symbol:KFT	Cusip Number:50075N104
Record Date: 3/11/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

KRAFT FOODS INC

Ticker Symbol:KFT	Cusip Number:50075N104
Record Date: 12/14/2009	Meeting Date: 2/1/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve issuing of upto 370 million shares of Kraft Foods Class A Common Stock in connection with proposed acquisition of Cadbury PLC, including any issuance fo share of Kraft Foods Class A common stock to finance the proposed acquisition.	For	Issuer	For	With
2	Approve any adjournment of the special meeting including if necessary to solicit additional proxies in favor of item 1 if there are not sufficient votes for item 1.	For	Issuer	For	With

KROGER

Ticker Symbol:KR	Cusip Number:501044101
Record Date: 4/26/2010	Meeting Date: 6/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

MCDONALDS

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 3/23/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

MERCK

Ticker Symbol:MRK	Cusip Number:58933Y105
Record Date: 3/26/2010	Meeting Date: 5/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/4/2009	Meeting Date: 11/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Ratification of selection of Deloitte & Touche as Auditors	For	Issuer	For	With
11	Approve ammendments to restated Articles of Incorporation	For	Issuer	For	With
12	Advisory vote on exec compensation	For	Issuer	For	With
13	Shareholder-Adoption of Healthcare Reform Principles	Against	Issuer	Against	With
14	Shareholder-Disclosure of charitable contributions	Against	Issuer	Against	With
1-9	Election of Directors Gates, Ballmer, Dublon, Gilmartin, Hastings, Klawe, Marquardt, Noski, Panke	For	Issuer	For	With

MOLSON COORS

Ticker Symbol:TAP	Cusip Number:60871R209
Record Date: 4/5/2010	Meeting Date: 6/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

NEWMONT MINING

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 2/22/2010	Meeting Date: 4/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

PFIZER

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/23/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

PUBLIC SERVICE ENERGY GROUP

Ticker Symbol:PEG	Cusip Number:744573106
Record Date: 2/19/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

SEMPRA ENERGY

Ticker Symbol:SRE	Cusip Number:816851109
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

STATE STREET

Ticker Symbol:STT	Cusip Number:857477103
Record Date: 3/15/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

SYMANTEC CORPORATION

Ticker Symbol:SYMC	Cusip Number:871503108
Record Date: 7/27/2009	Meeting Date: 9/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the selection of KPMG as independent registered public accounting firm for 2010 fiscal year.	For	Issuer	For	With
3	To consider and vote upon a stockholder proposal regarding special stockholders meetings, if properly presented at the meeting.	Against	Issuer	For	With

TARGET

Ticker Symbol:TGT	Cusip Number:87612E110
Record Date: 4/12/2010	Meeting Date: 6/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945A107
Record Date: 8/10/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors For All Nominees	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945A107
Record Date: 8/10/2009	Meeting Date: 10/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval of the Amended Performance Goals under the Mosaic Company 2004 Omnibus Stock & Incentive Plan	For	Issuer	For	With
3	Ratification of the appointment of KPMG as independent registered public accounting firm for the fiscal year May 31, 2010.	Against	Issuer	For	Against

TRAVELERS COMPANIES

Ticker Symbol:TRV	Cusip Number:89417E113
Record Date: 3/5/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

UNITED HEALTH GROUP

Ticker Symbol:UNH	Cusip Number:91324P102
Record Date: 3/26/2010	Meeting Date: 5/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGMENT	For	Issuer	For	With

US BANCORP

Ticker Symbol:USB	Cusip Number:902973304
Record Date: 2/22/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

VALERO ENERGY

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/1/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

VALERO ENERGY

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/1/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

VF CORP

Ticker Symbol:VFC	Cusip Number:918204108
Record Date: 3/9/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

WALMART

Ticker Symbol:WMT	Cusip Number:931142103
Record Date: 4/8/2010	Meeting Date: 6/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	Vote with Management	For	Issuer	For	With

WILLIAMS COMPANIES

Ticker Symbol:WMB	Cusip Number:969457100
Record Date: 3/29/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

* Management Recommended Vote
Forester Value Fund Class I

CHARLES SCHWAB

Ticker Symbol:SWUXX	Cusip Number:808515506
Record Date: 9/21/2009	Meeting Date: 12/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of board of directors	For	Issuer	For	With

* Management Recommended Vote
Forester Discovery Fund

ABB LTD

Ticker Symbol:ABB	Cusip Number:000375204
Record Date: 3/22/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ALLIANZ

Ticker Symbol:AZN	Cusip Number:018805101
Record Date: 4/5/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ASTRAZENECA

Ticker Symbol:AZN	Cusip Number:046353108
Record Date: 3/16/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

BRITISH AMERICAN TOBACCO

Ticker Symbol:BTI	Cusip Number:110448107
Record Date: 3/18/2010	Meeting Date: 4/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

COVIDIEN

Ticker Symbol:COV	Cusip Number:G255F105
Record Date: 3/16/2010	Meeting Date: 1/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receive and consider the company's Irish statutory accounts and the reports of the directors and auditors thereon.	For	Issuer	For	With
2A	Elect Director: Craig Arnold	For	Issuer	For	With
2B	Elect Director: Robert Brust	For	Issuer	For	With
2C	Elect Director: John Connors, Jr	For	Issuer	For	With
2D	Elect Director: Christopher Coughlin	For	Issuer	For	With
2E	Elect Director: Timothy Donahue	For	Issuer	For	With
2F	Elect Director: Kathy Herbert	For	Issuer	For	With
2G	Elect Director: Randall Hogan	For	Issuer	For	With
2H	Elect Director: Richard Meelia	For	Issuer	For	With
2I	Elect Director: Dennis Reilley	For	Issuer	For	With
2J	Elect Director: Tadataka Yamada	For	Issuer	For	With
2K	Elect Director: Joseph Zaccagnino	For	Issuer	For	With
3	Appoint independent auditors and authorize the audit committee to set the auditors remuneration	For	Issuer	For	With
4	Authorize the company and/or any subsidiary to make market purchases of company shares.	For	Issuer	For	With

CREDIT SUISSE GROUP

Ticker Symbol:CS	Cusip Number:225401108
Record Date: 3/15/2010	Meeting Date: 4/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

DELHAIZE GROUP

Ticker Symbol:DEG	Cusip Number:2975W101
Record Date: 4/14/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

DIAGEO PLC

Ticker Symbol:DEO	Cusip Number:25243Q205
Record Date: 9/4/2009	Meeting Date: 10/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Report & Accounts 2009	For	Issuer	For	With
10	Remuneration of Auditor	For	Issuer	For	With
11	Authority to Allot Shares	For	Issuer	For	With
12	Disapplication fo Pre-emption rights	For	Issuer	For	With
13	Authority to Purchase own ordinary shares	For	Issuer	For	With
14	Authority to make political donations and/or incur political expenditure in the EU	For	Issuer	For	With
15 to 24	Adoption of the Diageo PLC 2009 Discretionary Incentive Plan	For	Issuer	For	With
2	Directors Remuneration Report 2009	For	Issuer	For	With
3	Declaration of Final Dividend	For	Issuer	For	With
4	Re-election of LM Danon as a Director	For	Issuer	For	With
5	Re-election of Lord Hollick as a Director	For	Issuer	For	With
6	Re-election of PS Walsh as a Director	For	Issuer	For	With
7	Election of PB Bruzelius as a Director	For	Issuer	For	With
8	Election of BD Holden as a Director	For	Issuer	For	With
9	Re-appointment of Auditor	For	Issuer	For	With

FOMENTO ECONOMICO MEXICANO

Ticker Symbol:FMX	Cusip Number:344419106
Record Date: 3/22/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

HSBC

Ticker Symbol:HBC	Cusip Number:404280406
Record Date: 3/30/2010	Meeting Date: 5/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

ISHARES MSCI EAFE INDEX

Ticker Symbol:EFA	Cusip Number:464287465
Record Date: 8/25/2009	Meeting Date: 11/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve a new investment advisory agreement between each company on behalf of each of its funds, and Barclay's Global Fund Advisors	For	Issuer	For	With

NIPPON TELEGRAPH & TELEPHONE

Ticker Symbol:NTT	Cusip Number:654624105
Record Date: 3/3/2010	Meeting Date: 6/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

NOKIA

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 2/5/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Opening of the Meeting	For	Issuer	For	With
10	Resolution on the remuneration of the members of the Board of Directors	For	Issuer	For	With
11	Resolution on the number of members of the Board of Directors	For	Issuer	For	With
12	Election of members of the Board of Directors	For	Issuer	For	With
13	Resolution on the remuneration of the Auditor	For	Issuer	For	With
14	Election of the Auditor	For	Issuer	For	With
15-18	15-Resolution on the amendment of the Articles of Incorporation 16-Authorizing the Board of Directors to resolve to Repurch own shares 17-Authorize BoardofDir to resolve on the issuance of share & spl rts 18-Closing of the Meeting	For	Issuer	For	With
2	Matters of order for the Meeting	For	Issuer	For	With
3	Election of the persons to confirm the minutes and to verfiy the counting of votes	For	Issuer	For	With
4	Recording the legal convening of the Meeting & quorum	For	Issuer	For	With
5	Recording the attendance at the Meeting and adoption of the list of votes.	For	Issuer	For	With
6	Presentaiton of the Annual Accounts 2009, the report of the Board of Directors and the Auditor's report for the year 2009.	For	Issuer	For	With
7	Adoption of the Annual Accounts	For	Issuer	For	With
8	Resolution on the use of the profit shown on the balance sheet and the payment of dividend.	For	Issuer	For	With
9	Resolution on the discharge of the members of the Board of Directors and the President from liability	For	Issuer	For	With

NOVARTIS AG

Ticker Symbol:NVS	Cusip Number:66987V109
Record Date: 1/25/2010	Meeting Date: 2/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
06	Appointment of the auditor.	For	Issuer	For	With
07	Additional and/or counter-proposals presented at the meeting.	For	Issuer	For	With
1	Approval of the Annual Report	For	Issuer	For	With
2	Discharge from Liability of the Members othe the Board of Directors and the Executive Committee	For	Issuer	For	With
3	Appropriations of Available Earnings or Novartis AG as per Balance Sheet & declarations of dividend.	For	Issuer	For	With
4A	Amendments to the articles of incorporation: implementation of the book entry securities act.	For	Issuer	For	With
4B	Amendments to the articles of incorporation: introduction of a consultative vote on the compensation system.	For	Issuer	For	With
5A	Re-election of Marjorie Yang as a director for a 3 yr term.	For	Issuer	For	With
5B	Re-election of Daniel Vasella, MD, as a director for a 3 year term.	For	Issuer	For	With
5C	Re-election of Hans-Joerg Rudloff as a director for a one-year term (as he will reach his age limit.)	For	Issuer	For	With

PANASONIC

Ticker Symbol:PC	Cusip Number:69832A205
Record Date: 3/3/2010	Meeting Date: 6/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

PETROLEO BRASILEIRO

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 5/28/2010	Meeting Date: 6/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

PETROLEO BRASILEIRO

Ticker Symbol:PBR	Cusip Number:71654V408
Record Date: 4/1/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE FOR MANAGEMENT	For	Issuer	For	With

POSCO

Ticker Symbol:PKX	Cusip Number:693483109
Record Date: 12/30/2009	Meeting Date: 2/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of Balance Sheet, Income Statement, and Statement of Appropriation of Retained Earnings	For	Issuer	N/A	With
2	Partial Amendments to Articles of Incorporation.	For	Issuer	N/A	With
3A	Election of Director: Park, Han-Yong	For	Issuer	N/A	With
3B	Election of Director: Oh, Chang-Kwan	For	Issuer	N/A	With
3C	Election of Director: Kim, Jin-Il	For	Issuer	N/A	With
4	Approval of Limits of the Total Remuneration for Directors	For	Issuer	N/A	With

ROYAL DUTCH SHELL

Ticker Symbol:RDSA	Cusip Number:780259206
Record Date: 4/8/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

SANOFI-AVENTIS

Ticker Symbol:SNY	Cusip Number:80105N105
Record Date: 4/7/2010	Meeting Date: 5/17/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

SAP AG

Ticker Symbol:SAP	Cusip Number:803054204
Record Date: 4/21/2010	Meeting Date: 6/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	APPROVE ALL	For	Issuer	For	N/A

SCHERING-PLOUGH

Ticker Symbol:SGP	Cusip Number:806605101
Record Date: 6/22/2009	Meeting Date: 8/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF MARCH 8, 2009, BY AND AMONG MERCK & CO., INC., SCHERING-PLOUGH CORPORATION, SP MERGER SUBSIDIARY ONE, INC., AND SP MERGER SUBSIDIARY TWO, INC., AS IT MAY BE AMENDED (THE ""MERGER AGREEMENT"") AND THE ISSUANCE OF SHARES OF COMMON STOCK IN THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.	For	Issuer	For	With
2	APPROVE ANY ADJOURNMENT OF THE SCHERING-PLOUGH SPECIAL MEETING (INCLUDING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE MERGER AGREEMENT AND THE ISSUANCE OF SHARES OF COMMON STOCK IN THE MERGER).	For	Issuer	For	With

SONY

Ticker Symbol:SNE	Cusip Number:835699307
Record Date: 3/3/2010	Meeting Date: 6/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

TOTAL SA

Ticker Symbol:TOT	Cusip Number:89151E109
Record Date: 4/13/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

TOYOTA MOTOR

Ticker Symbol:TM	Cusip Number:892331307
Record Date: 3/3/2010	Meeting Date: 6/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

UNILEVER

Ticker Symbol:UL	Cusip Number:904767704
Record Date: 3/22/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
ALL	VOTE WITH MANAGEMENT	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Forester Funds, Inc

By /s/Thomas H. Forester

* Thomas H. Forester

CEO and CFO

Date: August 10, 2010

*Print the name and title of each signing officer under his or her signature.